Financial Instruments - Summary of Company's Canadian Dollar Denominated Financial Instruments (Detail) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Cash	$ 97.9	$ 247.4	$ 915.3
Accounts receivable	246.7	291.2
Governmental loans	(143.6)	(120.4)
Other long-term liabilities	(17.0)	(3.7)
Currency risk [member]
Statement [Line Items]
Cash	1.5	51.2
Restricted cash	3.9	3.9
Accounts receivable	78.0	127.1
Accounts payable and accrued liabilities	(145.5)	(147.1)
Governmental loans	(143.6)	(120.4)
Other long-term liabilities	(17.0)	(3.3)
Net Canadian dollar denominated financial instruments	$ (222.7)	$ (88.6)